Consolidated statements of income and of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Net revenue from services rendered	R$ 6,196,465	R$ 5,016,488	R$ 3,595,772
Net income (loss) from financial instruments at amortized cost and at fair value through other comprehensive income	(1,559,464)	183,393	199,947
Net income from financial instruments at fair value through profit or loss	7,440,111	2,951,724	1,332,089
Total revenue and income	12,077,112	8,151,605	5,127,808
Operating costs	(3,430,109)	(2,645,359)	(1,596,650)
Selling expenses	(227,483)	(134,915)	(155,115)
Administrative expenses	(4,692,698)	(3,013,598)	(1,891,481)
Other operating income (expenses), net	324,354	171,053	153,357
Expected credit losses	(92,560)	(55,564)	(9,410)
Interest expense on debt	(135,732)	(52,671)	(84,400)
Share of profit or (loss) in joint ventures and associates	(7,710)	862	0
Income before income tax	3,815,174	2,421,413	1,544,109
Income tax expense	(222,714)	(339,924)	(454,625)
Net income for the year	3,592,460	2,081,489	1,089,484
Items that can be subsequently reclassified to income
Foreign exchange variation of investees located abroad	20,977	57,439	6,823
Gains (losses) on net investment hedge	(18,758)	(60,563)	(7,133)
Changes in the fair value of financial assets at fair value through other comprehensive income	(549,017)	24,203	698
Other comprehensive income (loss) for the period, net of tax	(546,798)	21,079	388
Total comprehensive income for the year	3,045,662	2,102,568	1,089,872
Net income attributable to:
Owners of the Parent company	3,589,416	2,076,430	1,080,484
Non-controlling interest	3,044	5,059	9,000
Total comprehensive income attributable to:
Owners of the Parent company	3,042,618	2,097,509	1,080,872
Non-controlling interest	R$ 3,044	R$ 5,059	R$ 9,000
Earnings per share from total income attributable to the ordinary equity holders of the company
Basic earnings per share (in R$ per share)	R$ 6.4211	R$ 3.7597	R$ 2.1125
Diluted earnings per share (in R$ per share)	R$ 6.2588	R$ 3.7138	R$ 2.1115